Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 42,502	$ 46,279	$ 35,339
Other comprehensive income (loss) net of tax effect:
Foreign exchange differences on translation of foreign operations	(4,429)	(19,099)	2,750
Total other comprehensive income (loss), net of tax	(4,429)	(19,099)	2,750
Total comprehensive income	38,073	27,180	38,089
Total comprehensive income attributable to:
Equity holders of the Company	33,276	24,647	31,594
Non-controlling interests	4,797	2,533	6,495
Total comprehensive income	$ 38,073	$ 27,180	$ 38,089